Intangible assets	3 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Intangible assets	Intangible assets
Licenses classified as definite-lived intangible assets are amortized over their useful lives, which are determined on the basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received for the product candidates to which they relate. The Company classifies its licenses relating to product candidates for which regulatory approval has not been received as indefinite-lived intangible assets and did not recognize amortization expense relating to these licenses.
Internal development costs are classified as indefinite-lived intangible assets and are expected to be capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been achieved from a regulatory authority in a major market. The Company began to capitalize internal development costs for ZYNLONTA as an internally generated intangible asset upon the FDA approval in the U.S. and if certain recognition criteria were met.
During the three months ended March 31, 2022, the Company capitalized the following license fees paid or accrued to third parties as intangible assets:
Milestone Payments
•An amount of KUSD 195 paid upon the successful completion of in-vivo efficacy studies related to a license with a third party to use their specific binding proteins in the development, manufacturing and commercialization of products. The amount was capitalized as an indefinite-lived intangible asset.
During the three months ended March 31, 2021, the Company did not capitalize any intangible assets.
The table below provides a rollforward of the Company’s intangible assets as of March 31, 2022 and 2021.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Licenses	Software	Total
January 1, 2022	12,985	631	1,052	176	14,844
Additions	195	82	—	19	296
Exchange differences	—	—	—	(1)	(1)
March 31, 2022	13,180	713	1,052	194	15,139

Accumulated Amortization
January 1, 2022	(1,069)	—	(50)	(143)	(1,262)
Amortization charge	—	—	(19)	(7)	(26)
March 31, 2022	(1,069)	—	(69)	(150)	(1,288)

Net book amount as of March 31, 2022	12,111	713	983	44	13,851

Cost
January 1, 2021	11,144	—	—	168	11,312
Transfers	—	—	—	(6)	(6)
March 31, 2021	11,144	—	—	162	11,306

Accumulated Amortization
January 1, 2021	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	—	(25)	(25)
Exchange differences	—	—	—	(1)	(1)
March 31, 2021	(1,069)	—	—	(90)	(1,159)

Net book amount as of March 31, 2021	10,075	—	—	72	10,147